Eaton Vance
Maryland Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 90.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.7%
Maryland Community Development Administration, (Local Government Infrastructure), 4.00%, 6/1/40	$1,000	$ 998,250
Maryland Department of Housing and Community Development Administration, (Local Government Infrastructure), 5.00%, 6/1/43	1,000	1,105,140
		$ 2,103,390
Education — 7.7%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	$1,000	$ 1,046,290
Maryland Health and Higher Educational Facilities Authority, (Stevenson University):
4.00%, 6/1/34	395	392,227
5.00%, 6/1/32	495	533,402
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	943,370
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,064,261
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/47	1,000	954,160
University System of Maryland, 4.00%, 4/1/34	1,000	1,025,960
		$ 5,959,670
Escrowed/Prerefunded — 1.3%
Montgomery County, MD, Prerefunded to 11/1/24, 5.00%, 11/1/29	$1,000	$ 1,024,600
		$ 1,024,600
General Obligations — 29.2%
Anne Arundel County, MD:
5.00%, 10/1/36	$1,000	$ 1,077,540
5.00%, 10/1/44	1,000	1,085,340
Baltimore County, MD, 4.00%, 3/1/40	1,000	1,015,130
Baltimore, MD, 4.00%, 10/15/25	1,350	1,350,500
Caroline County, MD, 3.00%, 1/15/37	1,335	1,204,223
Charles County, MD:
4.25%, 10/1/47	1,000	1,016,270
5.00%, 10/1/25	1,000	1,043,890
Frederick County, MD:
5.00%, 8/1/24	1,000	1,020,900
5.00%, 10/1/28	2,300	2,554,978
5.00%, 4/1/38	1,000	1,149,910
Howard County, MD, 4.00%, 8/15/36	1,000	1,040,770
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Montgomery County, MD, 5.00%, 8/1/23	$2,000	$ 2,005,180
Prince George's County, MD, 5.00%, 7/1/26	2,000	2,120,220
Puerto Rico, 5.625%, 7/1/29	1,000	1,060,860
Talbot County, MD, 5.00%, 1/1/37	1,380	1,565,817
Washington Suburban Sanitary District, MD, 5.00%, 6/1/40	1,000	1,141,540
Worcester County, MD, 4.00%, 8/1/33	1,000	1,051,120
		$22,504,188
Hospital — 6.9%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$ 1,049,790
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	442,945
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/24, 5.00%, 7/1/45	1,000	1,015,670
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,038,560
Maryland Health and Higher Educational Facilities Authority, (UPMC):
4.00%, 4/15/45	500	472,850
5.00%, 4/15/32	275	303,495
Montgomery County, MD, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,021,500
		$ 5,344,810
Housing — 12.3%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,046,370
Maryland Community Development Administration:
2.30%, 9/1/35	1,000	840,270
Sustainability Bonds, 4.35%, 7/1/43	1,000	964,840
Maryland Community Development Administration, Social Bonds:
1.65%, 9/1/29	805	700,600
1.80%, 9/1/30	630	545,309
(FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	1,000	1,005,800
(FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	1,000	1,071,940
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	315	268,944
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue:
5.00%, 7/1/56	150	151,956
5.625%, 7/1/43	500	545,030

Eaton Vance
Maryland Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	$1,000	$ 999,920
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	200	172,826
2.00%, 1/1/32	200	170,706
2.05%, 7/1/32	200	169,254
2.10%, 1/1/33	220	185,427
2.125%, 7/1/33	220	184,274
(FHLMC), (FNMA), (GNMA), (LOC: TD Bank, N.A.), 3.50%, 1/1/49(1)	500	500,000
		$ 9,523,466
Industrial Development Revenue — 1.4%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(2)	$295	$ 287,873
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 4.10% to 4/3/28 (Put Date), 10/1/36	750	761,145
		$ 1,049,018
Insured - Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (AGM), 5.00%, 7/1/23	$135	$ 135,909
		$ 135,909
Insured - Escrowed/Prerefunded — 2.8%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,080	$ 2,153,902
		$ 2,153,902
Insured - Hospital — 4.3%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,293,278
		$ 3,293,278
Lease Revenue/Certificates of Participation — 4.3%
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	$1,000	$ 935,440
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	1,000	982,760
Green Bonds, 5.00%, 7/15/46	1,250	1,362,613
		$ 3,280,813
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 6.0%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 867,850
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/39	1,000	916,390
4.00%, 1/1/40	105	95,194
Howard County, MD, (Vantage House), 5.00%, 4/1/26	810	791,176
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	502,515
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	897,230
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	500	553,140
		$ 4,623,495
Special Tax Revenue — 3.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 193,980
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(2)	1,000	774,630
Maryland Economic Development Corp., (Port Covington), 3.25%, 9/1/30	300	276,417
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,090	1,044,155
		$ 2,289,182
Transportation — 7.2%
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	$250	$ 250,130
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	519,160
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	922,700
Maryland Transportation Authority, (AMT), 4.00%, 6/1/35	1,000	988,110
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/40	750	727,642
(AMT), 5.00%, 10/1/28	1,000	1,062,360
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/31	1,000	1,073,920
		$ 5,544,022
Water and Sewer — 0.7%
Baltimore, MD, (Wastewater Projects), 5.00%, 7/1/30	$500	$ 567,390
		$ 567,390
Total Tax-Exempt Municipal Obligations (identified cost $72,054,500)		$69,397,133

Eaton Vance
Maryland Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 6.6%
Security	Principal Amount (000's omitted)	Value
General Obligations — 3.2%
Maryland, 0.41%, 8/1/23	$2,000	$ 1,983,800
Watertown, CT:
2.05%, 10/15/31	305	254,720
2.50%, 10/15/36	275	215,152
		$ 2,453,672
Hospital — 2.2%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 1.812%, 1/1/25	$1,000	$ 933,000
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	1,000	748,520
		$ 1,681,520
Housing — 0.6%
Maryland Community Development Administration, (SPA: TD Bank, N.A.), 5.08%, 9/1/33(1)	$500	$ 500,000
		$ 500,000
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 257,768
2.593%, 8/1/27	260	240,022
		$ 497,790
Total Taxable Municipal Obligations (identified cost $5,904,561)		$ 5,132,982

Trust Units — 0.7%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.7%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$500	$ 504,875
Total Trust Units (identified cost $497,285)		$ 504,875
Total Investments — 97.3% (identified cost $78,456,346)		$75,034,990
Other Assets, Less Liabilities — 2.7%		$ 2,107,791
Net Assets — 100.0%		$77,142,781
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2023.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2023, the aggregate value of these securities is $1,256,483 or 1.6% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2023, 7.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 7.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement

Eaton Vance
Maryland Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$69,397,133	$ —	$69,397,133
Taxable Municipal Obligations	—	5,132,982	—	5,132,982
Trust Units	—	504,875	—	504,875
Total Investments	$ —	$75,034,990	$ —	$75,034,990
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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